PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2016	2017

Prepayment for property, plant and equipment	4,287	2,304
Prepaid training and other service fees	209	2,126
Prepaid rental expenses	1,821	1,738
Staff advances	416	774
Receivables from the disposal of subsidiaries (1)	559	547
Prepayment for purchase of inventories	488	488
Prepayment for investment	720	384
Receivables from third party payment platform	85	181
Others	829	999

	9,414	9,541

(1)	Receivables from the disposal of subsidiaries represent the consideration from disposal of investments in four subsidiaries which primarily engaged in the operation of play-and-learn centers.